PIMCO Senior Floating Rate Fund

PIMCO Funds

Supplement Dated May 27, 2011 to the Prospectuses (the "Prospectuses")
and Statement of Additional Information (the "SAI") for:

PIMCO Senior Floating Rate Fund - Class A, Class C and Class R (dated April 19, 2011) and
PIMCO Senior Floating Rate Fund - Institutional Class, Class P, Administrative Class and Class D
(dated April 19, 2011), each as supplemented and revised from time to time

Disclosure Related to Change in Redemption Fee Policy for the
PIMCO Senior Floating Rate Fund (the "Fund")

THIS SUPPLEMENT SUPERSEDES IN ITS ENTIRETY
THE SUPPLEMENT DATED MAY 25, 2011

Effective June 13, 2011, shares of the Fund that are held 30 or fewer calendar days are subject to a redemption fee. Therefore, effective June 13, 2011, all references to the previous holding period for the imposition of a redemption fee are deleted and all statements in the Prospectuses referencing the holding period for the imposition of a redemption fee shall refer to 30 or fewer calendar days.

Investors Should Retain This Supplement for Future Reference

PIMCO Senior Floating Rate Fund

PIMCO Funds

Supplement Dated May 27, 2011 to the Prospectuses (the "Prospectuses")
and Statement of Additional Information (the "SAI") for:

PIMCO Senior Floating Rate Fund - Class A, Class C and Class R (dated April 19, 2011) and
PIMCO Senior Floating Rate Fund - Institutional Class, Class P, Administrative Class and Class D
(dated April 19, 2011), each as supplemented and revised from time to time

Disclosure Related to Change in Redemption Fee Policy for the
PIMCO Senior Floating Rate Fund (the "Fund")

THIS SUPPLEMENT SUPERSEDES IN ITS ENTIRETY
THE SUPPLEMENT DATED MAY 25, 2011

Effective June 13, 2011, shares of the Fund that are held 30 or fewer calendar days are subject to a redemption fee. Therefore, effective June 13, 2011, all references to the previous holding period for the imposition of a redemption fee are deleted and all statements in the Prospectuses referencing the holding period for the imposition of a redemption fee shall refer to 30 or fewer calendar days.

Investors Should Retain This Supplement for Future Reference

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 27, 2011
Registrant Name	dei_EntityRegistrantName	PIMCO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 27, 2011
Prospectus Date	rr_ProspectusDate	May 27, 2011
PIMCO Senior Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	pimco_SupplementTextBlock

PIMCO Funds

Supplement Dated May 27, 2011 to the Prospectuses (the "Prospectuses")
and Statement of Additional Information (the "SAI") for:

PIMCO Senior Floating Rate Fund - Class A, Class C and Class R (dated April 19, 2011) and
PIMCO Senior Floating Rate Fund - Institutional Class, Class P, Administrative Class and Class D
(dated April 19, 2011), each as supplemented and revised from time to time

Disclosure Related to Change in Redemption Fee Policy for the
PIMCO Senior Floating Rate Fund (the "Fund")

THIS SUPPLEMENT SUPERSEDES IN ITS ENTIRETY
THE SUPPLEMENT DATED MAY 25, 2011

Effective June 13, 2011, shares of the Fund that are held 30 or fewer calendar days are subject to a redemption fee. Therefore, effective June 13, 2011, all references to the previous holding period for the imposition of a redemption fee are deleted and all statements in the Prospectuses referencing the holding period for the imposition of a redemption fee shall refer to 30 or fewer calendar days.

Investors Should Retain This Supplement for Future Reference